GMO Climate Change Fund Expense Example - GMO Climate Change Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,021
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	961
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	949
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,021
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,138